Nature of Business (Details) - USD ($)		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature Of Business
Retained Earnings (Accumulated Deficit)	$ 176,384,416	$ 175,470,962	$ 176,384,416	$ 168,944,601	$ 157,369,170	$ 154,487,275	$ 148,539,502	$ 176,384,416	$ 154,487,275	$ 175,470,962	$ 157,369,170	$ 182,280,811	$ 165,199,194
Cash	12,746,266	12,317,798	12,746,266	7,822,180	6,268,667	2,736,663	6,145,555	12,746,266	2,736,663	12,317,798	6,268,667	14,055,777	5,731,691
Net Cash Provided by (Used in) Operating Activities				7,739,656			(228,944)	12,013,118	4,543,565	12,717,287	9,454,014	16,950,408	12,918,313	$ 22,774,008
Net Income (Loss) Attributable to Parent		$ 913,454	$ (7,439,815)	$ (3,745,407)	$ (2,881,894)	$ (5,947,773)	$ (186,511)	(11,185,222)	$ (6,134,284)	$ (10,271,768)	$ (9,016,178)	$ (17,081,617)	$ (16,846,203)	$ (20,499,459)
Nominal value of ADS (in per warrant ADS)							$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance	$ 30,000,000
Aspire Capital Fund LLC | 2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance								$ 30,000,000
Amount available under the share purchase commitment facility												$ 24,000,000
Long-term Purchase Commitment, Period								30 months